UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00862

The Growth Fund of America, Inc.
(Exact Name of Registrant as specified in charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of principal executive offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: August 31

Date of reporting period: May 31, 2006

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[logo - American Funds®]

The Growth Fund of America®
Investment portfolio

May 31, 2006
                                                                                          unaudited

		Market value
Common stocks — 88.55%	Shares	(000)

INFORMATION TECHNOLOGY — 20.50%
Google Inc., Class A1	8,246,700	$3,066,288
Microsoft Corp.	106,625,000	2,415,056
Oracle Corp.[1]	148,658,700	2,113,927
Cisco Systems, Inc.[1]	91,940,000	1,809,379
Applied Materials, Inc.[2]	92,915,000	1,571,193
Taiwan Semiconductor Manufacturing Co. Ltd.	564,778,999	1,064,588
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	30,737,700	291,086
Corning Inc.[1]	50,820,000	1,232,385
Samsung Electronics Co., Ltd.	1,676,769	1,085,563
Texas Instruments Inc.	31,620,200	987,499
Yahoo! Inc.[1]	30,950,554	977,728
Nokia Corp. (ADR)	27,494,400	590,305
Nokia Corp.	14,405,600	309,130
Linear Technology Corp.[2]	19,850,000	669,938
Maxim Integrated Products, Inc.[2]	20,836,000	640,290
Xilinx, Inc.[2]	22,700,000	590,200
eBay Inc.[1]	17,750,000	582,377
Micron Technology, Inc.[1]	31,660,000	524,290
KLA-Tencor Corp.[2]	12,041,700	494,191
Symantec Corp.[1]	30,500,000	475,800
Altera Corp.[1,2]	23,950,000	468,462
Intel Corp.	24,800,000	446,896
Microchip Technology Inc.[2]	12,755,000	437,496
First Data Corp.	9,350,000	431,128
Dell Inc.[1]	15,010,000	380,954
International Business Machines Corp.	4,395,000	351,160
Automatic Data Processing, Inc.	7,500,000	341,025
Intuit Inc.[1]	5,612,500	310,315
Analog Devices, Inc.	8,716,666	294,013
Seagate Technology[1]	11,000,000	256,850
ASML Holding NV (New York registered)[1]	9,625,000	195,772
ASML Holding NV1	3,000,000	60,833
Advanced Micro Devices, Inc.[1]	8,000,000	247,120
Murata Manufacturing Co., Ltd.	3,524,000	226,424
CDW Corp.[2]	4,000,000	223,720
Rohm Co., Ltd.	2,232,000	201,212
Flextronics International Ltd.[1]	16,065,000	180,892
LG.Philips LCD Co., Ltd. (ADR)[1]	9,500,000	178,315
Hon Hai Precision Industry Co., Ltd.	27,365,197	176,219
Hirose Electric Co., Ltd.	1,361,200	174,556
Motorola, Inc.	8,276,500	174,551
Iron Mountain Inc.[1]	4,500,000	166,230
Ceridian Corp.[1]	6,600,000	160,578
Hoya Corp.	4,204,000	160,124
Sabre Holdings Corp., Class A2	7,062,811	151,144
Sun Microsystems, Inc.[1]	31,346,700	146,076
Teradyne, Inc.[1]	8,725,000	135,848
Lam Research Corp.[1]	3,000,000	134,370
AU Optronics Corp.	89,858,000	132,582
Solectron Corp.[1]	36,561,600	130,159
Mediatek Incorporation	10,790,434	121,599
Agere Systems Inc., Class A1	5,773,929	86,089
Paychex, Inc.	2,273,019	83,443
Fiserv, Inc.[1]	1,500,000	64,725
EMC Corp.[1]	5,000,000	64,000
National Instruments Corp.	2,250,000	63,023
Diebold, Inc.	1,400,000	59,514
Jabil Circuit, Inc.	1,640,000	57,105
		29,165,735

ENERGY — 14.35%
Schlumberger Ltd.	42,166,000	2,764,825
Suncor Energy Inc.	18,372,403	1,483,007
Canadian Natural Resources, Ltd.	26,000,700	1,369,576
Baker Hughes Inc.	14,520,000	1,253,076
Transocean Inc.[1]	12,649,900	1,029,322
Devon Energy Corp.	16,919,900	970,525
Halliburton Co.	11,155,000	832,051
EOG Resources, Inc.[2]	12,470,000	818,780
Petro-Canada	15,885,900	721,654
ConocoPhillips	11,353,300	718,550
Cameco Corp. (Canada)	9,000,000	369,367
Cameco Corp.	6,500,000	269,620
BG Group PLC	46,516,737	618,792
Occidental Petroleum Corp.	5,665,000	561,345
OAO LUKOIL (ADR)	6,930,000	536,382
Diamond Offshore Drilling, Inc.	5,925,000	508,010
CONSOL Energy Inc.[2,3]	3,700,000	326,525
CONSOL Energy Inc.[2]	1,728,200	152,514
Nexen Inc.	8,506,169	473,166
Noble Corp.	6,675,000	464,113
Shell Canada Ltd.	12,041,100	437,749
Anadarko Petroleum Corp.	8,000,000	397,360
MOL Magyar Olaj- és Gázipari Rt., Class A	3,490,800	358,679
Newfield Exploration Co.[1,2]	8,264,800	353,155
Smith International, Inc.	7,958,000	325,960
BJ Services Co.	7,300,000	267,545
Apache Corp.	4,050,000	262,764
Talisman Energy Inc.	13,755,000	252,954
Weatherford International Ltd.[1]	4,500,000	234,180
Arch Coal, Inc.	4,800,000	232,128
Norsk Hydro ASA (ADR)	7,839,000	221,060
Imperial Oil Ltd.	6,091,854	219,198
Peabody Energy Corp.	2,830,000	176,422
Murphy Oil Corp.	2,281,000	120,277
Exxon Mobil Corp.	1,900,000	115,729
ENSCO International Inc.	2,050,000	102,480
Rowan Companies, Inc.	2,200,000	87,604
		20,406,444

CONSUMER DISCRETIONARY — 11.92%
Lowe’s Companies, Inc.[2]	39,407,200	2,454,280
Target Corp.	39,985,000	1,956,066
Carnival Corp., units[2]	32,725,000	1,306,055
Best Buy Co., Inc.	22,663,400	1,201,160
News Corp. Inc., Class A	46,800,000	892,476
Starbucks Corp.[1]	23,398,400	834,153
Harrah’s Entertainment, Inc.[2]	9,823,036	746,944
Kohl’s Corp.[1]	12,840,000	689,380
Time Warner Inc.	33,500,000	576,535
Limited Brands, Inc.[2]	20,700,000	562,212
Liberty Media Holding Corp., Liberty Capital, Series A1	3,083,800	245,378
Liberty Media Holding Corp., Liberty Interactive, Series A1	13,137,500	235,950
Comcast Corp., Class A, special nonvoting stock[1]	6,500,000	208,000
Comcast Corp., Class A1	5,750,000	184,748
International Game Technology	10,129,000	377,103
IAC/InterActiveCorp[1]	14,151,500	365,533
Garmin Ltd.	3,497,000	326,235
Clear Channel Communications, Inc.	9,905,000	305,074
Johnson Controls, Inc.	3,400,000	289,578
YUM! Brands, Inc.	5,300,000	267,120
Michaels Stores, Inc.[2]	6,700,000	260,429
Getty Images, Inc.[1,2]	3,850,000	252,829
Gap, Inc.	11,567,600	210,530
Expedia, Inc.[1]	14,375,000	204,269
Yamada Denki Co., Ltd.	1,900,000	194,616
Brinker International, Inc.[2]	5,000,000	183,500
Harley-Davidson Motor Co.	2,957,200	147,416
Toyota Motor Corp.	2,730,000	144,068
Ross Stores, Inc.	5,067,000	143,143
XM Satellite Radio Holdings Inc., Class A1	9,558,000	137,826
Liberty Global, Inc., Class C1	4,971,424	110,167
Liberty Global, Inc., Class A1	1,000,000	22,930
Magna International Inc., Class A	1,701,000	131,981
Discovery Holding Co., Class A1	8,204,400	113,795
CarMax, Inc.[1]	3,488,100	110,956
Outback Steakhouse, Inc.	2,940,000	107,839
Big Lots, Inc.[1,2]	6,200,000	100,564
Lennar Corp., Class A	1,500,000	71,865
TJX Companies, Inc.	3,000,000	71,130
Gentex Corp.	4,600,000	66,654
A. H. Belo Corp., Class A	3,746,500	64,740
E.W. Scripps Co., Class A	1,000,000	46,280
MGM Mirage, Inc.[1]	772,200	32,015
		16,953,522

HEALTH CARE — 11.90%
Roche Holding AG	17,200,000	2,684,802
Medtronic, Inc.	28,148,700	1,421,228
WellPoint, Inc.[1]	17,345,000	1,241,555
AstraZeneca PLC (ADR)	11,072,000	586,152
AstraZeneca PLC (Sweden)	9,278,000	491,485
Cardinal Health, Inc.	14,005,000	937,075
Genentech, Inc.[1]	10,000,000	829,600
Eli Lilly and Co.	15,047,405	777,048
Zimmer Holdings, Inc.[1]	12,000,000	726,600
Sanofi-Aventis	7,266,000	686,295
UnitedHealth Group Inc.	14,635,000	643,355
Forest Laboratories, Inc.[1,2]	16,578,950	621,379
Schering-Plough Corp.	25,778,200	491,332
Biogen Idec Inc.[1]	8,488,725	395,829
Medco Health Solutions, Inc.[1]	7,327,000	394,925
Amgen Inc.[1]	5,635,000	380,870
AmerisourceBergen Corp.	7,300,000	318,207
Aetna Inc.	8,060,000	309,988
Celgene Corp.[1]	7,294,000	302,336
Abbott Laboratories	6,500,000	277,550
Novo Nordisk A/S, Class B	4,353,700	269,867
Gilead Sciences, Inc.[1]	4,580,000	262,571
Allergan, Inc.	2,725,000	258,384
McKesson Corp.	4,900,000	242,550
Express Scripts, Inc.[1]	3,031,038	222,114
Merck & Co., Inc.	6,000,000	199,740
MedImmune, Inc.[1]	6,055,000	192,670
DaVita Inc.[1]	2,000,000	105,920
Sepracor Inc.[1]	2,000,000	103,540
CIGNA Corp.	1,000,000	92,740
Lincare Holdings Inc.[1]	2,200,000	82,060
AMERIGROUP Corp.[1]	2,440,000	70,028
Abraxis BioScience, Inc.[1]	2,200,000	63,008
Affymetrix, Inc.[1]	2,000,000	55,020
ICOS Corp.[1]	2,700,000	54,864
IDEXX Laboratories, Inc.[1]	510,000	38,979
Martek Biosciences Corp.[1]	1,507,500	38,215
Chugai Pharmaceutical Co., Ltd.	1,535,100	33,060
Kinetic Concepts, Inc.[1]	562,100	21,866
Applera Corp. - Celera Genomics Group[1]	528,800	5,923
		16,930,730

INDUSTRIALS — 7.93%
General Electric Co.	38,710,000	1,326,204
Tyco International Ltd.	45,213,900	1,225,749
Boeing Co.	12,400,000	1,032,300
United Parcel Service, Inc., Class B	11,352,100	914,412
General Dynamics Corp.	11,641,400	740,859
Illinois Tool Works Inc.	13,040,000	647,436
Southwest Airlines Co.	38,868,877	625,789
Mitsubishi Heavy Industries, Ltd.	99,485,000	439,126
Caterpillar Inc.	5,966,000	435,220
Robert Half International Inc.	7,610,000	312,314
Raytheon Co.	6,700,000	307,195
Burlington Northern Santa Fe Corp.	3,950,000	305,769
Mitsubishi Corp.	14,501,300	305,202
3M Co.	3,440,000	287,790
Lockheed Martin Corp.	3,330,000	241,392
Ryanair Holdings PLC (ADR)[1]	4,300,000	210,657
Northrop Grumman Corp.	3,182,000	205,812
Monster Worldwide Inc.[1]	4,114,500	201,076
Cintas Corp.	4,383,200	185,672
Union Pacific Corp.	2,000,000	185,600
Deutsche Post AG	6,460,000	175,542
Allied Waste Industries, Inc.[1]	14,000,000	167,020
Bombardier Inc., Class B1	51,528,250	147,411
UAL Corp.[1,2]	5,000,000	147,150
ChoicePoint Inc.[1]	2,750,000	122,402
Manpower Inc.	1,800,000	118,494
FedEx Corp.	1,000,000	109,270
Avery Dennison Corp.	1,598,000	94,905
JetBlue Airways Corp.[1]	6,216,000	64,771
		11,282,539

FINANCIALS — 7.43%
Fannie Mae	35,628,200	1,772,503
American International Group, Inc.	23,025,200	1,399,932
Freddie Mac	17,602,300	1,056,842
Mitsubishi Estate Co., Ltd.	32,796,000	640,627
Banco Bradesco SA, preferred nominative (ADR)	20,898,300	638,443
Berkshire Hathaway Inc., Class A1	6,430	593,425
Citigroup Inc.	11,200,000	552,160
Bank of New York Co., Inc.	13,225,700	439,490
Wells Fargo & Co.	6,155,000	408,507
Mitsubishi UFJ Financial Group, Inc.	23,235	316,362
SunTrust Banks, Inc.	4,140,000	313,439
Mizuho Financial Group, Inc.	38,500	310,755
State Street Corp.	5,000,000	310,500
Mellon Financial Corp.	8,231,400	297,812
Golden West Financial Corp.	3,090,500	225,915
XL Capital Ltd., Class A	3,545,000	224,328
Marshall & Ilsley Corp.	4,400,000	199,496
ICICI Bank Ltd.	14,230,000	165,483
Chubb Corp.	3,000,000	151,590
Marsh & McLennan Companies, Inc.	5,225,000	146,457
AFLAC Inc.	3,094,300	144,813
AXIS Capital Holdings Ltd.	3,140,000	82,268
Protective Life Corp.	1,500,000	66,480
Umpqua Holdings Corp.	2,175,000	57,289
City National Corp.	675,000	49,093
		10,564,009

CONSUMER STAPLES — 5.27%
Altria Group, Inc.	29,436,700	2,129,745
Walgreen Co.	27,536,000	1,117,962
Coca-Cola Co.	16,965,000	746,969
PepsiCo, Inc.	10,635,000	642,992
Seven & I Holdings Co., Ltd.	14,780,000	509,020
Bunge Ltd.[2]	7,250,000	410,350
Anheuser-Busch Companies, Inc.	6,305,000	287,760
Avon Products, Inc.	7,477,400	237,034
Wal-Mart Stores, Inc.	4,750,000	230,137
Kirin Brewery Co., Ltd.	13,306,000	211,485
Kerry Group PLC, Class A	8,965,824	201,493
Wm. Wrigley Jr. Co.	3,762,500	172,022
Whole Foods Market, Inc.	1,949,600	126,724
IAWS Group PLC	6,175,000	110,226
SYSCO Corp.	3,000,000	91,740
Constellation Brands, Inc., Class A1	3,200,000	79,040
Procter & Gamble Co.	1,440,000	78,120
General Mills, Inc.	1,235,000	64,084
Alberto-Culver Co.	1,000,000	46,510
		7,493,413

MATERIALS — 3.88%
Barrick Gold Corp.	36,210,000	1,108,388
Freeport-McMoRan Copper & Gold Inc., Class B2	9,596,000	537,280
Potash Corp. of Saskatchewan Inc.	5,304,000	484,255
Phelps Dodge Corp.	5,000,000	428,450
Alcoa Inc.	12,000,000	380,640
Newmont Mining Corp.	7,030,000	366,615
Rio Tinto PLC	6,156,472	341,775
Inco Ltd.	5,000,000	329,700
BHP Billiton Ltd.	15,216,661	323,506
CRH PLC	9,389,813	317,136
Monsanto Co.	3,300,000	277,728
Sealed Air Corp.[2]	5,289,000	272,754
USX-U.S. Steel Group	3,021,000	200,534
Newcrest Mining Ltd.	9,450,000	143,403
Dow Chemical Co.	306,900	12,236
		5,524,400

TELECOMMUNICATION SERVICES — 1.83%
Sprint Nextel Corp., Series 1	50,554,307	1,072,257
Qwest Communications International Inc.[1,2]	118,294,400	829,244
KDDI Corp.	43,000	268,630
Bharti Airtel Ltd.[1]	21,000,000	166,564
Telephone and Data Systems, Inc., Special Common Shares	2,303,100	88,094
Telephone and Data Systems, Inc.	1,993,100	77,691
Embarq Corp.[1]	2,491,050	103,802
Broadview Networks Holdings, Inc., Class A1,3,4	31,812	0
		2,606,282

UTILITIES — 0.13%
Questar Corp.	2,475,000	182,383

MISCELLANEOUS — 3.41%
Other common stocks in initial period of acquisition		4,845,295

Total common stocks (cost: $96,473,429,000)		125,954,752

		Market value
Preferred stocks — 0.00%	Shares	(000)

TELECOMMUNICATION SERVICES — 0.00%
Broadview Networks Holdings, Inc.[1,3,4]	1,272	$ 583

Total preferred stocks (cost: $21,000,000)		583

Convertible securities — 0.00%

INFORMATION TECHNOLOGY — 0.00%
ProAct Technologies Corp., Series C, convertible preferred[1,3,4]	6,500,000	29

Total convertible securities (cost: $162,000)		29

	Principal amount
Bonds & notes — 0.26%	(000)

CONSUMER DISCRETIONARY — 0.26%
General Motors Corp. 6.375% 2008	$ 3,375	3,088
General Motors Nova Scotia Finance Co. 6.85% 2008	10,000	9,050
General Motors Corp. 7.20% 2011	81,395	68,779
General Motors Corp. 7.125% 2013	41,960	33,043
General Motors Corp. 7.70% 2016	26,000	19,695
General Motors Corp. 8.25% 2023	10,660	8,075
General Motors Corp. 8.375% 2033	142,214	108,616
Delphi Automotive Systems Corp. 6.55% 2006[5]	58,190	48,152
Delphi Automotive Systems Corp. 6.50% 2009[5]	20,000	16,500
Delphi Corp. 6.50% 2013[5]	53,500	43,335
Delphi Automotive Systems Corp. 7.125% 2029[5]	22,000	17,930

Total bonds & notes (cost: $347,826,000)		376,263

Short-term securities — 11.02%

U.S. Treasury Bills 4.456%-4.76% due 6/1-9/14/2006	3,490,050	3,463,523
Federal Home Loan Bank 4.605%-5.02% due 6/2-8/30/2006	2,398,476	2,382,517
Freddie Mac 4.49%-5.02% due 6/2-9/1/2006	2,010,801	1,997,618
Fannie Mae 4.465%-4.98% due 6/5-9/18/2006	1,009,616	1,004,414
Federal Farm Credit Banks 4.58%-4.98% due 6/8-8/31/2006	590,000	587,223
International Bank for Reconstruction and Development 4.69%-4.92% due 6/5-7/24/2006	538,100	536,487
CAFCO, LLC 4.74%-5.08% due 6/7-8/22/2006[3]	445,000	442,052
Bank of America Corp. 4.815%-5.11% due 6/19-8/30/2006	445,000	441,985
Edison Asset Securitization LLC 4.77%-5.08% due 6/9-8/21/2006[3]	250,000	248,245
General Electric Capital Services, Inc. 4.81%-4.82% due 6/5-6/9/2006	87,700	87,622
General Electric Capital Corp. 4.98%-5.03% due 7/24-8/7/2006	65,000	64,456
Park Avenue Receivables Co., LLC 4.97%-5.04% due 6/23-7/12/2006[3]	245,000	243,992
Preferred Receivables Funding Corp. 4.82%-5.06% due 6/5-7/18/2006[3]	155,000	154,356
HSBC Finance Corp. 4.73%-5.10% due 6/5-9/5/2006	400,000	397,241
Variable Funding Capital Corp. 4.89%-5.04% due 7/5-7/28/2006[3]	398,300	395,670
Wells Fargo Bank, N.A. 4.92%-5.02% due 6/16-7/12/2006	390,000	389,995
Clipper Receivables Co., LLC 4.89%-5.01% due 6/23-7/14/2006[3]	185,000	184,236
State Street Corp. 4.82%-5.02% due 6/6-7/31/2006	140,000	139,545
Wal-Mart Stores Inc. 4.71%-5.01% due 6/13-8/22/2006[3]	323,428	321,801
International Lease Finance Corp. 4.85%-5.02% due 6/7-8/8/2006	216,850	215,683
AIG Funding, Inc. 4.89%-4.90% due 7/11-7/17/2006	65,000	64,616
Tennessee Valley Authority 4.655%-4.91% due 6/15-7/6/2006	161,150	160,697
Atlantic Industries 4.91%-4.92% due 7/10-7/14/2006[3]	133,763	133,003
Coca-Cola Co. 4.76% due 6/16/2006	25,000	24,948
American Express Credit Corp. 4.75%-4.88% due 6/5-6/28/2006	130,000	129,668
Caterpillar Financial Services Corp. 4.83%-4.94% due 6/5-6/26/2006	117,900	117,653
FCAR Owner Trust I 4.92%-5.02% due 6/15-7/6/2006	109,700	109,346
Gannett Co. 4.83%-4.90% due 6/1-6/16/2006[3]	100,000	99,929
Private Export Funding Corp. 4.75%-4.80% due 6/8-6/15/2006[3]	100,000	99,838
NetJets Inc. 4.88%-4.98% due 6/6-7/12/2006[3]	96,800	96,393
UnionBanCal Commercial Funding Corp. 4.99%-5.00% due 7/17-7/31/2006	95,000	94,326
Hershey Co. 4.83%-4.91% due 6/16-6/26/2006[3]	82,190	81,978
Chevron Funding Corp. 4.92%-4.97% due 6/13-7/17/2006	75,000	74,631
Three Pillars Funding, LLC 4.96%-5.11% due 7/14-8/29/2006[3]	72,132	71,543
IBM Capital Inc. 4.70%-4.95% due 6/9-6/26/2006[3]	70,000	69,870
Anheuser-Busch Companies, Inc. 4.56%-4.78% due 6/1-6/22/2006[3]	66,443	66,363
Bank of New York Co., Inc. 4.91%-4.96% due 6/5-6/30/2006	50,000	49,880
Kimberly-Clark Worldwide Inc. 4.775% due 6/5/2006[3]	45,000	44,970
Scripps (E.W.) Co. 5.02%-5.03% due 7/18/2006[3]	41,000	40,724
Harvard University 4.81%-4.90% due 7/7/2006	40,000	39,792
BellSouth Corp. 5.00% due 7/5/2006[3]	39,200	39,009
Concentrate Manufacturing Co. of Ireland 4.92%-4.95% due 6/9-6/20/2006[3]	32,500	32,431
Triple-A One Funding Corp. 5.00%-5.01% due 7/28/2006[3]	32,416	32,165
Harley-Davidson Funding Corp. 4.75%-4.87% due 6/9-6/20/2006[3]	29,700	29,643
Colgate-Palmolive Co. 4.90% due 6/1/2006[3]	25,000	24,997
Medtronic Inc. 4.91% due 6/9/2006[3]	25,000	24,969
United Parcel Service Inc. 4.94% due 6/30/2006	25,000	24,897
3M Co. 5.02% due 8/9/2006	25,000	24,756
USAA Capital Corp. 4.98% due 8/15/2006	25,000	24,735
Wm. Wrigley Jr. Co. 5.00%-5.02% due 8/21/2006[3]	25,000	24,711
Target Corp. 4.96% due 6/12/2006	20,000	19,967

Total short-term securities (cost: $15,671,027,000)		15,671,109

Total investment securities (cost: $112,513,444,000)		142,002,736
Other assets less liabilities		236,276

Net assets		$142,239,012

1 Security did not produce income during the last 12 months.
2 The fund owns 5% or more of the outstanding voting shares of this company. See table below for additional information.
3 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $3,330,027,000, which represented 2.34% of the net assets of the fund.
4 Valued under fair value procedures adopted by authority of the board of directors.
5 Company not making scheduled interest payments; bankruptcy proceedings pending.

ADR = American Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended May 31, 2006, appear below.

Company	Beginning shares or principal amount	Purchases	Sales	Ending shares or principal amount	Dividend income (000)	Market value of affiliates at 5/31/06 (000)

Lowe’s Companies	33,160,400	6,246,800	—	39,407,200	$ 6,254	$ 2,454,280
Applied Materials	58,665,000	51,250,000	17,000,000	92,915,000	8,443	1,571,193
Carnival Corp.	16,750,000	15,975,000	—	32,725,000	19,375	1,306,055
Qwest Communications International	117,900,000	1,500,000	1,105,600	118.294.400	—	829,244
Qwest Capital Funding, Inc. 7.625% 2021	$25,000,000	—	$25,000,000	—	579	—
Qwest Capital Funding, Inc. 7.75% 2031	$53,800,000	—	$53,800,000	—	1,107	—
U S WEST Capital Funding, Inc. 6.50% 2018	$25,250,000	—	$25,250,000	—	544	—
U S WEST Capital Funding, Inc. 6.875% 2028	$36,000,000	—	$36,000,000	—	655	—
EOG Resources	12,430,000	40,000	—	12,470,000	1,743	818,780
Harrah’s Entertainment	8,319,036	1,504,000	—	9,823,036	10,133	746,944
Linear Technology	15,175,000	4,675,000	—	19,850,000	6,912	669,938
Maxim Integrated Products	17,640,000	3,196,000	—	20,836,000	7,127	640,290
Forest Laboratories	19,755,600	1,000,000	4,176,650	16,578,950	—	621,379
Xilinx	18,850,000	3,850,000	—	22,700,000	5,221	590,200
Limited Brands	20,700,000	—	—	20,700,000	9,315	562,212
Freeport-McMoRan Copper & Gold	9,596,000	—	—	9,596,000	22,791	537,280
KLA-Tencor	10,375,000	1,666,700	—	12,041,700	3,915	494,191
CONSOL Energy	3,700,000	—	—	3,700,000	1,554	326,525
CONSOL Energy	1,728,200	—	—	1,728,200	726	152,514
Altera	20,400,000	3,550,000	—	23,950,000	—	468,462
Microchip Technology	12,755,000	—	—	12,755,000	7,207	437,496
Bunge	3,500,000	3,750,000	—	7,250,000	3,007	410,350
Newfield Exploration	5,674,800	2,590,000	—	8,264,800	—	353,155
Sealed Air	3,384,400	1,904,600	—	5,289,000	1,502	272,754
Michaels Stores	6,700,000	—	—	6,700,000	2,010	260,429
Getty Images	—	3,850,000	—	3,850,000	—	252,829
CDW Corp.	3,500,000	500,000	—	4,000,000	—	223,720
Brinker International	5,000,000	—	—	5,000,000	1,000	183,500
Sabre Holdings	7,062,811	—	—	7,062,811	2,048	151,144
UAL Corp.	—	5,000,000	—	5,000,000	—	147,150
Big Lots	3,000,000	3,200,000	—	6,200,000	—	100,564
Abraxis BioScience*	3,800,000	—	1,600,000	2,200,000	—	—
BJ Services*	8,975,000	8,975,000	10,650,000	7,300,000	2,160	—
Burlington Resources*	20,260,000	—	20,260,000	—	5,666	—
Ceridian*	9,219,900	—	2,619,900	6,600,000	—	—
Express Scripts*	9,000,000	—	5,968,962	3,031,038	—	—
IAWS Group*	—	6,175,000	—	6,175,000	966	—
Noble*	7,585,000	430,000	1,340,000	6,675,000	801	—
Teradyne*	12,725,000	—	4,000,000	8,725,000	—	—
					$132,761	$15,582,578
*Unaffiliated issuer at 5/31/2006

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 32,603,264
Gross unrealized depreciation on investment securities	(3,181,873)
Net unrealized appreciation on investment securities	29,421,391
Cost of investment securities for federal income tax purposes	112,581,345

MFGEFP-905-0706-S4567

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GROWTH FUND OF AMERICA, INC.

By /s/ James F. Rothenberg
James F. Rothenberg, Vice Chairman and PEO

Date: July 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James F. Rothenberg
James F. Rothenberg, Vice Chairman and PEO

Date: July 28, 2006

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and PFO

Date: July 28, 2006